Loss per share (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss per share (Note 16)
Net Income (loss) For The Year	$ (9,077,495)	$ (5,451,112)	$ (6,733,076)
Weighted Average Number Of Shares Outstanding For The Year
Basic	78,271,095	77,646,094	65,602,875
Diluted	78,271,095	77,646,094	65,602,875
Net Income (loss) Per Share - Basic	$ (0.12)	$ (0.07)	$ (0.10)
Net Income (loss) Per Share - Diluted	$ (0.12)	$ (0.07)	$ (0.10)